Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
OPERATING ACTIVITIES:
Net income	$ 56,471,000	¥ 5,317,347,000	¥ 3,574,510,000	¥ 3,000,959,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	79,735,000	7,507,808,000	7,143,631,000	5,850,882,000
Impairment loss on intangible assets	510,000	48,000,000	37,000,000	218,073,000
Provision for retirement and pension costs, less payments	2,272,000	213,963,000	187,287,000	253,818,000
Provision for (reversal of) allowance for doubtful accounts	(114,000)	(10,712,000)	82,046,000	(10,522,000)
Loss on disposal of property and equipment	155,000	14,638,000	62,368,000	23,588,000
Net (gain) loss on sales of other investments	(144,000)	(13,565,000)	3,154,000	(105,252,000)
Impairment of other investments	210,000	19,788,000	159,592,000	179,829,000
Gain on receipt of investment securities				(18,060,000)
Foreign exchange losses (gains), net	(595,000)	(55,983,000)	14,202,000	27,309,000
Equity in net income of equity method investees	(1,784,000)	(168,065,000)	(123,776,000)	(122,667,000)
Deferred income tax expense (benefit)	(5,598,000)	(527,128,000)	35,714,000	606,875,000
Others	418,000	39,377,000	67,470,000	16,960,000
Changes in operating assets and liabilities net of effects from acquisition of a company:
Decrease (increase) in accounts receivable	(30,865,000)	(2,906,215,000)	626,783,000	429,691,000
Decrease (increase) in net investment in sales-type lease―noncurrent	397,000	37,406,000	330,961,000	(765,510,000)
Increase in inventories, prepaid expenses and other current and noncurrent assets	(25,725,000)	(2,422,332,000)	(161,418,000)	(65,828,000)
Increase (decrease) in accounts payable	19,978,000	1,881,105,000	(2,928,912,000)	1,995,375,000
Increase (decrease) in income taxes payable	(5,798,000)	(545,914,000)	1,842,553,000	27,490,000
Increase in deferred income― noncurrent	10,780,000	1,015,049,000	276,175,000	333,548,000
Increase in accrued expenses, other current and noncurrent liabilities	2,063,000	194,201,000	429,998,000	687,658,000
Net cash provided by operating activities	102,366,000	9,638,768,000	11,659,338,000	12,564,216,000
INVESTING ACTIVITIES:
Purchases of property and equipment	(59,354,000)	(5,588,815,000)	(6,167,434,000)	(3,839,011,000)
Proceeds from sales of property and equipment	5,777,000	543,978,000	350,136,000	174,334,000
Purchases of available-for-sale securities	(519,000)	(48,903,000)	(269,218,000)	(141,020,000)
Purchases of other investments	(4,966,000)	(467,622,000)	(186,115,000)	(200,000,000)
Investment in an equity method investee	(1,062,000)	(100,000,000)	(24,647,000)
Proceeds from sales of available-for-sale securities		0	226,346,000	155,571,000
Proceeds from sales of other investments	1,168,000	109,944,000	94,285,000	66,047,000
Payments of guarantee deposits	(1,746,000)	(164,417,000)	(39,403,000)	(686,825,000)
Refund of guarantee deposits	184,000	17,349,000	26,045,000	165,193,000
Payments for refundable insurance policies	(8,000)	(737,000)	(6,604,000)	(22,188,000)
Refund from insurance policies			42,948,000	29,642,000
Acquisition of a newly controlled company, net of cash acquired (Note 2)	(2,433,000)	(229,058,000)		(9,170,000,000)
Other	(188,000)	(17,620,000)	(594,000)	(24,860,000)
Net cash used in investing activities	(63,147,000)	(5,945,901,000)	(5,954,255,000)	(13,493,117,000)
FINANCING ACTIVITIES:
Proceeds from issuance of short-term borrowings with initial maturities over three months and long-term borrowings	753,000	71,000,000	3,370,000,000	1,600,000,000
Repayments of short-term borrowings with initial maturities over three months and long-term borrowings	(11,480,000)	(1,081,000,000)	(620,000,000)	(1,550,000,000)
Principal payments under capital leases	(39,071,000)	(3,678,940,000)	(3,425,680,000)	(2,989,471,000)
Net increase (decrease) in short-term borrowings	4,248,000	400,000,000	(4,180,000,000)	8,930,000,000
Proceeds from issuance of subsidiary stock to noncontrolling interests	28,000	2,570,000
Dividends paid	(7,534,000)	(709,394,000)	(608,052,000)	(506,535,000)
Proceeds from sales of treasury stock				37,126,000
Net cash provided by (used in) financing activities	(53,056,000)	(4,995,764,000)	(5,463,732,000)	5,521,120,000
FORWARD	(13,837,000)	(1,302,897,000)	241,351,000	4,592,219,000
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	265,000	24,945,000	(18,142,000)	(43,019,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(13,572,000)	(1,277,952,000)	223,209,000	4,549,200,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	143,764,000	13,536,824,000	13,313,615,000	8,764,415,000
CASH AND CASH EQUIVALENTS, END OF YEAR	130,192,000	12,258,872,000	13,536,824,000	13,313,615,000
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	3,050,000	287,158,000	297,862,000	267,750,000
Income taxes paid	37,468,000	3,527,987,000	481,580,000	346,561,000
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	51,150,000	4,816,248,000	4,749,695,000	2,912,806,000
Facilities purchase liabilities	10,081,000	949,264,000	659,266,000	1,559,343,000
Asset retirement obligation	283,000	26,620,000	42,273,000	213,336,000
Acquisition of a company (Note 2):
Assets acquired	4,292,000	404,139,000		14,956,137,000
Liabilities assumed	1,108,000	104,321,000		5,786,137,000
Noncontrolling interests	1,000	118,000
Cash paid	(3,183,000)	(299,700,000)		(9,170,000,000)
Cash acquired	750,000	70,642,000
Acquisition of a newly controlled company, net of cash acquired	$ (2,433,000)	¥ (229,058,000)		¥ (9,170,000,000)